Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policy Information [Abstract]
Schedule of useful life of equipment [Table Text Block]
Leasehold improvements	Straight line over lease term
Office equipment	Double declining rate of 30%
Office furnishings	Double declining rate of 20%
Right-of-use assets	Straight line over lease term